SCHEDULE OF INVESTMENTS

Delaware Ivy Core Equity Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Cable & Satellite – 1.5%
Charter Communications, Inc., Class A(A)	103	$74,050

Interactive Home Entertainment – 1.1%
Take-Two Interactive Software, Inc.(A)	316	55,944

Interactive Media & Services – 4.3%
Alphabet, Inc., Class A(A)	85	208,695

Total Communication Services - 6.9%		338,689

Consumer Discretionary

Auto Parts & Equipment – 2.4%
Aptiv plc(A)	746	117,357

Automotive Retail – 1.3%
AutoZone, Inc.(A)	42	62,417

Footwear – 1.7%
NIKE, Inc., Class B	556	85,865

Homebuilding – 1.2%
D.R. Horton, Inc.	634	57,338

Internet & Direct Marketing Retail – 3.8%
Amazon.com, Inc.(A)	54	187,103

Total Consumer Discretionary - 10.4%		510,080

Consumer Staples

Food Distributors – 2.4%
Sysco Corp.	1,517	117,939

Hypermarkets & Super Centers – 2.3%
Costco Wholesale Corp.	284	112,305

Total Consumer Staples - 4.7%		230,244

Financials

Asset Management & Custody Banks – 6.1%
Artisan Partners Asset Management, Inc.	1,531	77,795
Blackstone Group, Inc. (The), Class A	1,221	118,642
KKR & Co.	1,725	102,183
		298,620

Consumer Finance – 3.6%
American Express Co.	543	89,659
Discover Financial Services	732	86,580
		176,239

Financial Exchanges & Data – 2.7%
CME Group, Inc.	611	129,996

Insurance Brokers – 2.6%
Aon plc	528	125,957

Investment Banking & Brokerage – 2.3%
Morgan Stanley	1,225	112,302

Other Diversified Financial Services – 2.9%
JPMorgan Chase & Co.	928	144,399

Total Financials - 20.2%		987,513

Health Care

Health Care Equipment – 3.7%
Danaher Corp.	254	68,144
Zimmer Holdings, Inc.	719	115,556
		183,700

Health Care Facilities – 2.3%
HCA Holdings, Inc.	546	112,921

Managed Health Care – 3.3%
UnitedHealth Group, Inc.	401	160,509

Pharmaceuticals – 4.1%
Eli Lilly and Co.	445	102,186
Zoetis, Inc.	529	98,580
		200,766
Total Health Care - 13.4%		657,896

Industrials

Aerospace & Defense – 3.1%
Airbus SE ADR	3,229	103,979
Raytheon Technologies Corp.	550	46,882
		150,861

Agricultural & Farm Machinery – 1.5%
Deere & Co.	216	76,033

Industrial Machinery – 1.4%
Stanley Black & Decker, Inc.	328	67,174

Railroads – 2.5%
Union Pacific Corp.	570	125,343

Research & Consulting Services – 1.0%
TransUnion	452	49,611

Trading Companies & Distributors – 2.4%
United Rentals, Inc.(A)	365	116,484

Total Industrials - 11.9%		585,506

Information Technology

Data Processing & Outsourced Services – 7.9%
Fiserv, Inc.(A)	1,530	163,583
MasterCard, Inc., Class A	378	137,902
PayPal, Inc.(A)	299	87,147
		388,632

Electronic Manufacturing Services – 2.6%
TE Connectivity Ltd.	953	128,861

Semiconductors – 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	528	63,465
Texas Instruments, Inc.	507	97,503
		160,968

Systems Software – 7.9%
Microsoft Corp.	1,424	385,744

Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	1,467	200,910

Total Information Technology - 25.8%		1,265,115

Materials

Industrial Gases – 1.2%
Linde plc	200	57,757

Specialty Chemicals – 2.0%
Sherwin-Williams Co. (The)	365	99,576

Total Materials - 3.2%		157,333

Real Estate

Health Care REITs – 1.2%
Welltower, Inc.	702	58,366

Total Real Estate - 1.2%		58,366

Utilities

Electric Utilities – 2.1%
NextEra Energy, Inc.	1,387	101,634

Total Utilities - 2.1%		101,634

TOTAL COMMON STOCKS – 99.8%		$4,892,376
(Cost: $2,778,793)

SHORT-TERM SECURITIES

Money Market Funds(B) – 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	12,776	12,776

TOTAL SHORT-TERM SECURITIES – 0.3%		$12,776
(Cost: $12,776)

TOTAL INVESTMENT SECURITIES – 100.1%		$4,905,152
(Cost: $2,791,569)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(4,571)

NET ASSETS – 100.0%		$4,900,581

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,892,376	$—	$—
Short-Term Securities	12,776	—	—
Total	$4,905,152	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,791,569

Gross unrealized appreciation	2,115,292

Gross unrealized depreciation	(1,709)

Net unrealized appreciation	$2,113,583